13. Commitments and Contingency: Licensing Fee Obligations (Policies)	3 Months Ended
Dec. 31, 2012
Policies
Licensing Fee Obligations

Licensing Fee Obligations

The Company has entered into various licensing agreements that require the Company to pay fees to the licensors on revenues earned by the Company utilizing the related license. The amounts paid on each license vary depending on the terms of the related license.